Nature of Operations (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Basis of Presentation
Basis of Presentation
Certain assets in the Company's current portfolio have been contributed from SunEdison and are reflected in the accompanying consolidated balance sheets at SunEdison's historical cost. When projects are contributed or acquired from SunEdison, the Company is required to recast its historical financial statements to reflect the assets and liabilities of the acquired project for the period it was owned by SunEdison in accordance with rules applicable to transactions between entities under common control.
For all periods prior to the IPO, the accompanying unaudited consolidated financial statements represent the combination of the Company and Terra LLC, the accounting predecessor, and were prepared using SunEdison's historical basis in assets and liabilities. For all periods subsequent to the IPO, the accompanying unaudited condensed consolidated financial statements represent the results of the Company, which consolidates Terra LLC through its controlling interest.
The historical financial statements of the Predecessor include allocations of certain SunEdison corporate expenses and income tax expense. Management believes the assumptions and methodology underlying the allocation of general corporate overhead expenses are reasonable. Subsequent to the IPO, corporate expenses represent those costs allocated to the Company under the management services agreement.
The following notes should be read in conjunction with the accounting policies and other disclosures as set forth in the notes to the Company’s annual financial statements for the years ended December 31, 2013 and 2012 contained in the Company's Prospectus. Interim results are not necessarily indicative of results for a full year. In our opinion, the accompanying unaudited condensed consolidated financial statements of the Company include all adjustments (consisting of normal, recurring items) necessary to present fairly its financial position, results of operations and cash flows for the periods presented. The Company has presented the unaudited condensed consolidated financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information. Accordingly, they do not include all the information and disclosures required by GAAP for complete financial statements.

Principles of Consolidation
Principles of Consolidation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (U.S. GAAP). They include the results of wholly owned and partially owned subsidiaries in which the Company has a controlling interest with all significant intercompany accounts and transactions eliminated. When the Company is the primary beneficiary of a variable interest entity in solar energy projects, they are consolidated.

Use of Estimates
Use of Estimates
In preparing the unaudited consolidated financial statements, the Company used estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results may differ from estimates under different assumptions or conditions.

Earnings Per Share
Basic and Diluted Earnings (Loss) Per Share
Basic earnings (loss) per share is computed by dividing net income attributable to common stockholders by the number of weighted-average ordinary shares outstanding during the period. Diluted earnings (loss) per share is computed by adjusting basic earnings (loss) per share for the impact of weighted-average dilutive common equivalent shares outstanding during the period. Common equivalent shares represent the incremental shares issuable for unvested restricted Class A common stock and redeemable shares of Class B and Class B1 common stock.
Basic earnings (loss) per share is computed by dividing net income (loss) by the number of weighted-average Class A common shares outstanding during the period. Diluted earnings (loss) per share is computed using the weighted-average Class A common shares outstanding and, if dilutive, potential Class A common shares outstanding during the period. Potential Class A common shares represent the incremental Class A common shares issuable for restricted stock units and stock option exercises. The Company calculates the dilutive effect of outstanding restricted stock units and stock options on earnings (loss) per share by application of the treasury stock method. The computations of basic and diluted earnings (loss) per share assumes that the number of Class A common shares outstanding for all periods prior to the closing of the IPO on July 23, 2014 was equal to the historical number of shares outstanding during each period.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation expense for all share-based payment awards is based on the estimated grant-date fair value and is accounted for in accordance with FASB ASC 718, Compensation—Stock Compensation. The Company recognizes these compensation costs net of an estimated forfeiture rate for only those shares expected to vest on a straight-line basis over the requisite service period of the award, which is generally the award vesting term. For ratable awards, the Company recognizes compensation costs for all grants on a straight-line basis over the requisite service period of the entire award.

Derivative Financial Instruments
Derivative Financial Instruments
The Company recognizes its derivative instruments as assets or liabilities at fair value in the consolidated balance sheets. Accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated as part of a hedging relationship and on the type of hedging relationship.
The effective portion of changes in fair value of derivative instruments designated as cash flow hedges is reported as a component of other comprehensive income (loss) (“OCI”). Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged transaction affects earnings. The ineffective portion of changes in fair value is recorded as a component of net income (loss) on the consolidated statement of operations.
The change in fair value of undesignated derivative instruments is reported as a component of net income (loss) on the consolidated statement of operations.

Reclassification
Reclassification
Certain prior period balances have been reclassified to conform to current period presentation showing greater detail of certain current assets and liabilities in the Company’s consolidated financial statements and accompanying notes. Such reclassifications have no effect on previously reported balance sheet subtotals, results of operations, equity, or cash flows.

Recent Accounting Pronouncement
Recent Accounting Pronouncements
On May 28, 2014, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. This ASU will replace most existing revenue recognition guidance in GAAP when it becomes effective. The new standard is effective for us on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is currently evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method or determined the effect of the standard on its ongoing financial reporting.
In August 2014, the FASB issued Accounting Standards Update No. 2014-15, Presentation of Financial Statements-Going Concern. ASU 2014-15 is intended to define management's responsibility to evaluate whether there is substantial doubt about an organization's ability to continue as a going concern and to provide related footnote disclosures. This guidance is effective for the annual period ending December 31, 2016 and interim and annual periods thereafter. We do not expect the adoption of this standard to have a material impact on our consolidated financial position, results of operations and cash flows.

Fair Value Measurement, Policy
The Company performs fair value measurements in accordance with ASC 820. ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at their fair values, the Company considers the principal or most advantageous market in which it would transact and consider assumptions that market participants would use when pricing the assets or liabilities, such as inherent risk, transfer restrictions and risk of nonperformance.
ASC 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. An asset’s or a liability’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC 820 establishes three levels of inputs that may be used to measure fair value:

•	Level 1: quoted prices in active markets for identical assets or liabilities;

•
Level 2: inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

•	Level 3: unobservable inputs that are supported by little or no market activity and that are significant to the fair values of the assets or liabilities.
For cash and cash equivalents, restricted cash, accounts receivable, VAT receivable, accounts payable and other current liabilities, the carrying amount approximates fair value because of the short-term maturity of those instruments. The fair value of the Company's long-term debt is classified as Level 2 and was determined using a discounted cash flow approach using market rates for similar debt instruments.

Segment Reporting, Policy
The Company has one reportable segment that operates a portfolio of solar energy generation assets. The Company operates as a single reportable segment based on a “management” approach. This approach designates the internal reporting used by management for making decisions and assessing performance as the source of the reportable segments. Corporate expenses include general and administrative expenses, acquisition costs, formation and offering related fees and expenses, interest expense on corporate indebtedness and stock based compensation. All operating revenues for 2014 and 2013 were from customers in the United States ("US") and its unincorporated territories, Canada, the United Kingdom ("UK") and Chile.

Predecessor
Entity Information [Line Items]
Basis of Presentation
Basis of Presentation
TerraForm Power has presented combined consolidated financial statements as of and for the years ended December 31, 2013 and 2012. TerraForm Power’s combined consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the source of authoritative U.S. GAAP to be applied by nongovernmental entities. In addition, the rules and interpretative releases of the United States Securities and Exchange Commission (“SEC”) under authority of federal securities laws are also sources of authoritative U.S. GAAP for SEC registrants.
TerraForm Power currently operates as part of the Parent. The combined consolidated financial statements were prepared using the Parent’s historical basis in certain assets and liabilities, and include all revenues, expenses, assets, and liabilities attributed to the assets to be acquired. The historical combined consolidated financial statements also include allocations of certain corporate expenses of the Parent. Management believes the assumptions and methodology underlying the allocation of the Parent’s corporate expenses reasonably reflects all of the costs of doing business of the predecessor. However, such expenses may not be indicative of the actual level of expense that would have been incurred by the Predecessor if it had operated as an independent, publicly traded company during the periods prior to the Offering or of the costs expected to be incurred in the future.
The combined consolidated balance sheets do not separately present certain of the Parent’s assets or liabilities where management deemed it inappropriate due to the underlying nature of those assets and liabilities. The Parent performs financing, cash management, treasury and other services for us on a centralized basis. Changes in the net parent investment account in the combined balance sheets related to these activities have been considered cash receipts and payments for purposes of the combined statements of cash flows and are reflected in financing activities. Changes in the net parent investment account resulting from Parent contributions of assets and liabilities have been considered non-cash financing activities for purposes of the combined consolidated statements of cash flows.
These combined consolidated financial statements and related notes to the combined consolidated financial statements are presented on a consistent basis for all periods presented. All significant intercompany transactions and balances have been eliminated in the combined consolidated financial statements.

Use of Estimates
Use of Estimates
In preparing our combined consolidated financial statements, we use estimates and assumptions that may affect reported amounts and disclosures. Estimates are used when accounting for depreciation, amortization, leases, asset retirement obligations, the fair value of assets and liabilities recorded in connection with business combinations, accrued liabilities and income taxes, among others. Such estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results may differ from estimates under different assumptions or conditions.

Earnings Per Share		Earnings Per Share During the periods presented, TerraForm Power was wholly owned by the Parent and accordingly, no earnings per share has been calculated.
Fair Value Measurement, Policy
Fair Value Measurements
We maintain various financial instruments recorded at cost in the December 31, 2013 and 2012 combined consolidated balance sheets that are not required to be recorded at fair value. For cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and accrued liabilities, the carrying amount approximates fair value because of the short-term maturity of the instruments. See Note 8 for disclosures related to the fair value of our long-term debt.

Cash and Cash Equivalents, Policy
Cash and Cash Equivalents
Cash and cash equivalents include all cash balances and money market funds with original maturity periods of three months or less when purchased.
Restricted Cash
Restricted cash consists of cash on deposit in financial institutions that is restricted from use in operations pursuant to requirements of certain debt agreements. These funds are used to pay for capital expenditures, current operating expenses and current debt service payments in accordance with the restrictions in the debt agreements. Restricted cash with maturity periods greater than one year are presented within other assets in the combined consolidated balance sheets.

Receivables, Policy
Accounts Receivable
Accounts receivable are reported on the combined consolidated balance sheets at the invoiced amounts adjusted for any write-offs and the allowance for doubtful accounts. We establish an allowance for doubtful accounts to adjust our receivables to amounts considered to be ultimately collectible. Our allowance is based on a variety of factors, including the length of time receivables are past due, significant one-time events, the financial health of our customers and historical experience.

Property, Plant and Equipment, Policy
Property and Equipment
Property and equipment consists of solar energy systems and is stated at cost. Expenditures for major additions and improvements are capitalized, and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment is retired, or otherwise disposed of, the cost and accumulated depreciation is removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation of property and equipment is recognized using the straight-line method over the estimated useful lives of the solar energy systems of twenty to thirty years.
The Company is entitled to receive investment tax credits or grants in lieu of tax credits from various government agencies, both state and federal, for the construction of certain eligible items of property and equipment. The carrying value of the property and equipment has been reduced by the amount of the construction credits or grants received.

Interest Capitalization, Policy		Capitalized Interest Interest incurred on funds borrowed to finance construction of solar energy systems is capitalized until the system is ready for its intended use.
Consolidation, Variable Interest Entity, Policy
Variable Interest Entities (“VIEs”)
The Company consolidates VIEs where the Company is the primary beneficiary. The primary beneficiary of a VIE is the party that has the power to direct the activities that most significantly impact the performance of the entity and the obligation to absorb loses or the right to receive benefits that could potentially be significant to the entity.

Property, Plant and Equipment, Impairment
Impairment of Long-lived Assets
Long-lived assets that are held and used are reviewed for impairment whenever events or changes in circumstances indicate carrying values may not be recoverable. An impairment loss is recognized if the total future estimated undiscounted cash flows expected from an asset are less than its carrying value. An impairment charge is measured as the difference between an asset’s carrying amount and fair value with the difference recorded in operating costs and expenses in the statement of operations. Fair values are determined by a variety of valuation methods, including appraisals, sales prices of similar assets and present value techniques.

Lease, Policy
Capital Leases
The Company is party to a lease agreement that provided for the sale and simultaneous leaseback of a solar energy system. We record a lease liability and the solar energy system asset on our balance sheet at the present value of minimum lease payments.
Financing Lease Obligations
Certain of our assets were financed with sale lease back arrangements. Proceeds received from a sale leaseback are treated using the deposit method when the sale of the solar energy system is not recognizable. A sale is not recognized when the leaseback arrangements include a prohibited form of continuing involvement, such as an option or obligation to repurchase the assets under our master lease agreements. Under these arrangements, we do not recognize any profit until the sale is recognizable, which we expect will be at the end of the arrangement when the contract is cancelled and the initial deposits received are forfeited by the financing party.
Over the course of the leaseback arrangements we are required to make rental payments. These payments are treated as a financing arrangement. Interest expense is recognized using an effective yield method.

Asset Retirement Obligations, Policy
Asset Retirement Obligations
The Company operates under solar power services agreements with some customers that include a requirement for the removal of the solar energy systems at the end of the term of the agreement. Asset retirement obligations are recognized at fair value in the period in which they are incurred and the carrying amount of the related long-lived asset is correspondingly increased. Over time, the liability is accreted to its expected future value. The corresponding asset capitalized at inception is depreciated over the useful life of the solar energy system.

Revenue Recognition, Deferred Revenue
Deferred Revenue
Deferred revenue consists of upfront incentives or subsidies received from various state governmental jurisdictions for operating certain of our solar energy systems. The amounts deferred are recognized as revenue on a straight-line basis over the depreciable life of the solar energy system as the Company fulfills its obligation to operate these solar energy systems.

Income Tax, Policy
Income Taxes
Our income tax balances are determined and reported using a “separate return” method, or as though we filed separate returns for jurisdictions in which TerraForm Power’s operations are included in consolidated returns filed by the Parent. Income taxes as presented herein allocate current and deferred income taxes of the Parent to us in a manner that is systematic, rational and consistent with the asset and liability method. The sum of the amounts allocated to TerraForm Power’s carve-out tax provisions may not equal the historical consolidated provision. Under the separate return method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss carry forwards.
Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in operations in the period that includes the enactment date. Valuation allowances are established when management determines that it is more likely than not that some portion, or all of the deferred tax asset, will not be realized. The financial effect of changes in tax laws or rates is accounted for in the period of enactment.
Deferred income taxes arise primarily because of differences in the bases of assets or liabilities between financial statement accounting and tax accounting which are known as temporary differences. We record the tax effect of these temporary differences as deferred tax assets (generally items that can be used as a tax deduction or credit in future periods) and deferred tax liabilities (generally items for which we receive a tax deduction, but have not yet been recorded in the combined consolidated statement of operations).
We regularly review our deferred tax assets for realizability, taking into consideration all available evidence, both positive and negative, including historical pre-tax and taxable income, projected future pre-tax and taxable income and the expected timing of the reversals of existing temporary differences. In arriving at these judgments, the weight given to the potential effect of all positive and negative evidence is commensurate with the extent to which it can be objectively verified.
We believe our tax positions are in compliance with applicable tax laws and regulations. Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon ultimate settlement. We believe that our income tax accrued liabilities, including related interest, are adequate in relation to the potential for additional tax assessments. There is a risk, however, that the amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in our income tax expense and, therefore, could have a material impact on our tax provision, net income and cash flows.
Income tax balances are determined and reported herein under the “separate return” method. Use of the separate return method may result in differences when the sum of the amounts allocated to TerraForm Power’s carve-out tax provisions are compared with amounts presented in the Parent’s consolidated financial statements. The related deferred tax assets and liabilities could be significantly different from those presented herein. Furthermore, certain tax attributes (for example, net operating loss carryforwards) that were reflected in the Parent’s consolidated financial statements may or may not be available to reduce future taxable income when TerraForm Power is separated from the Parent.
When investment tax credits or grants in lieu of tax credits are received by TerraForm Power for its solar energy systems, the credits and grants are recognized as a reduction in the carrying value of the property and equipment. This also results in the recognition of a deferred tax asset and income tax benefit for the future tax depreciation of the property and equipment.
Net operating loss carryforwards represent tax benefits measured assuming that TerraForm Power had been a stand alone operating company since January 1, 2012, and may not be available if TerraForm Power is no longer part of the Parent’s consolidated return. We believe that it is more likely than not that we will generate sufficient taxable income to realize the deferred tax assets associated with net operating losses and tax credit carryforwards, including taxable income resulting from future reversals of existing taxable temporary differences.

Commitments and Contingencies, Policy
Contingencies
We are involved in conditions, situations or circumstances in the ordinary course of business with possible gain or loss contingencies that will ultimately be resolved when one or more future events occur or fail to occur. If some amount within a range of loss appears at the time to be a better estimate than any other amount within the range, that amount will be accrued. When no amount within the range is a better estimate than any other amount, however, the minimum amount in the range will be accrued. We continually evaluate uncertainties associated with loss contingencies and record a charge equal to at least the minimum estimated liability for a loss contingency when both of the following conditions are met: (i) information available prior to issuance of the financial statements indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements; and (ii) the loss or range of loss can be reasonably estimated. Legal costs are expensed when incurred. Gain contingencies are not recorded until realized or realizable.

Foreign Currency Transactions and Translations Policy
Foreign Currency Transactions
Transaction gains and losses that arise from exchange rate fluctuations on transactions and balances denominated in a currency other than the functional currency are generally included in the results of operations as incurred.

Business Combinations Policy
Business Combinations
The Company accounts for its business combinations by recognizing in the financial statements the identifiable assets acquired, the liabilities assumed, and any non-controlling interest in the acquiree at fair value at the acquisition date. The Company also recognizes and measures the goodwill acquired or a gain from a bargain purchase in the business combination and determines what information to disclose to enable users of an entity’s financial statements to evaluate the nature and financial effects of the business combination. In addition, transaction costs are expensed as incurred.